Commitments and Contingencies (Details Textual) ₪ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2019 ILS (₪) shares	Jan. 31, 2019 shares	Jan. 31, 2018 ILS (₪) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Commitments and Contingencies [Line Items]
Aggregate security amount | $				$ 35,996
Bank guarantees amount | $				7,500
Restricted bank deposits | $				809
Estimated amount due to OCS | $				1,172	$ 1,714
Contingent liability | $				$ 6,299	$ 6,204
Matrix [Member]
Commitments and Contingencies [Line Items]
Issued unpledged shares to financial institution's		3,694,517
Description of liability to financial institution				(i) The total rate of Matrix financial debts and liabilities to banks with the addition of debts in respect of debentures that have been and/or will be issued by Matrix and shareholders' loans that have been and/or will be granted to Matrix (collectively, the "debts") will not exceed 40% of its total balance sheet. (ii) The ratio of Matrix net debt to the annual EBITDA will not exceed 3.5. As of December 31, 2019, Matrix ratio of net debt to EBITDA was 0.9. (iii) Matrix equity shall not be lower than NIS 275 million (approximately $80 million) at all times. As of December 31, 2019 Matrix's equity was approximately NIS 740 million (approximately $214 million). (iv) Matrix balances of cash and short-term investments in its balance sheet shall not be less than NIS 50 million (approximately $14 million). In the context of Matrix' issuance of commercial Securities which are not listed, Matrix committed to maintain at all time a cash and short-term investments balances of approximately NIS 100 million (approximately $29 million). As of December 31, 2019, Matrix's cash and short-term investments were approximately NIS 460 million (approximately $133 million). (v) In the event that Formula ceases to hold 30% of Matrix share capital or is no longer the largest shareholder in Matrix, the credit may be placed for immediate repayment. (vi) Matrix has committed that the rate of ownership and control of Matrix IT-Systems shall never be below 50.1%. (vii) Matrix will not create any pledge on all or part of its property and assets in favor of any third party and will not provide any guarantee to secure any third party's debts as they are today and as they will be without the banks' consent (except for a first rate fixed pledge on an asset which acquisition will be financed by a third party and which the pledge will be in his favor). (viii) Matrix will not sell and/or transfer all or part of its assets to others in any manner whatsoever without the banks' advance written consent unless it is done in the ordinary course of business.
Matrix [Member] | Series C Secured Debentures [Member]
Commitments and Contingencies [Line Items]
Issued unpledged shares to financial institution's	6,031,761
Matrix [Member] | January 2020 [Member]
Commitments and Contingencies [Line Items]
Issued unpledged shares to financial institution's				1,569,098
Magic [Member]
Commitments and Contingencies [Line Items]
Issued unpledged shares to financial institution's		1,356,820
Magic [Member] | Series C Secured Debentures [Member]
Commitments and Contingencies [Line Items]
Issued unpledged shares to financial institution's	2,411,474
Magic [Member] | January 2020 [Member]
Commitments and Contingencies [Line Items]
Issued unpledged shares to financial institution's				760,323
Sapiens [Member]
Commitments and Contingencies [Line Items]
Issued unpledged shares to financial institution's		898,613
Royalty commitments, description				Sapiens Technologies (1982) Ltd. ("Sapiens Technologies"), a wholly owned subsidiary of Sapiens incorporated in Israel, was partially financed under programs sponsored by the Israel Innovation Authority ("IIA"), formerly the Office of the Chief Scientist ("OCS") for the support of certain research and development activities conducted in Israel. In exchange for participation in the programs by the IIA, Sapiens Technologies agreed to pay 3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with IIA reached in January 2012. The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the IIA, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.
Distribute dividends except, description				(i) Sapiens equity attributable to Sapiens shareholders' shall not be less than $160 million, (ii) Sapiens net financial indebtedness (financial indebtedness offset by cash, marketable securities, deposits and other liquid financial instruments) does not exceed 65% of net CAP (defined as financial indebtedness, net, plus total equity), (iii) the amount of accumulated dividends from the issuance date and going forward shall not exceed Sapiens net income for the year ended December 31, 2016 and the first three quarters of the year ended December 31, 2017, plus 75% of Sapiens accumulated profits from September 1, 2017 and up to the date of distribution, and (iv) no event of default shall have occurred.
Description of financial covenants				(i) the equity attributable to the shareholders of Sapiens, as reported in its annual or quarterly financial statements, will not be less than $120 million – as of December 31, 2019 Sapiens' shareholders equity was $224 million, and (ii) Sapiens' net financial indebtedness (financial indebtedness offset by cash, marketable securities deposits and other liquid financial instruments) shall not exceed 65% of net CAP (defined as financial indebtedness, net, plus shareholders equity, including deposits and other liquid financial instruments) – as of December 31, 2019 Sapiens' net financial indebtedness was 1.58% of net CAP, and (iii) the ratio of Sapiens' net financial indebtedness to EBITDA (based on accumulated calculation for the four last quarters) shall not exceed 5.5 – as of December 31, 2019 the ratio of Sapiens' net financial indebtedness to EBITDA was 0.07.
Sapiens [Member] | Series C Secured Debentures [Member]
Commitments and Contingencies [Line Items]
Issued unpledged shares to financial institution's	2,957,590
Sapiens [Member] | January 2020 [Member]
Commitments and Contingencies [Line Items]
Issued unpledged shares to financial institution's				511,920
Formula [Member]
Commitments and Contingencies [Line Items]
Description of liability to financial institution				a. Formula shareholders' equity (not including minority interests) shall not be less than $160 million at all times. As of December 31, 2019 Formula shareholders' equity was $422 million. b. The ratio of Formula shareholders' equity (not including minority interests) to total consolidated assets will not be less than 20%. As of December 31, 2019, Formula shareholders' equity constituted 20.2% of total consolidated assets. c. The ratio of Company's financial debts less cash, short-term deposits and short-term marketable securities (financial debt, net) to the annual EBITDA (based on accumulated calculation for the four last quarters all based on the Company's consolidated financial statements) will not exceed 3.5. As of December 31, 2019, the ratio of the Company's financial debt, net to EBITDA was 0.4. d. The ratio of Company's financial debts less cash, short-term deposits and short-term marketable securities to the total assets will not exceed 30% (all based on the Company's consolidated financial statements). As of December 31, 2019, the Company's financial debts, net was 4.3% of total assets. e. Formula's financial liabilities in its stand-alone balance sheet shall not be higher than NIS 700 million (approximately $203 million). As of December 31, 2019, Formula's financial liabilities in its stand-alone balance sheet were $150 million. f. Formula will not create any pledge on all or part of its property and assets in favor of any third party and will not provide any guarantee to secure any third party's debts without the financial institution's consent. g. Formula will not sell and/or transfer all or part of its assets to others in any manner whatsoever without the financial institution's advance written consent unless it is done in the ordinary course of business. h. Formula committed not to distribute dividends except for if the ratio of the Company's unpaid principal amount of the loan to the fair market value of its collaterals will not exceed 50%, and if the distribution will not cause its cash, short-term deposits and short-term marketable securities to be less than NIS 45 million (approximately $13 million), or if the dividend will not exceed 75% of accumulated profits accrued from the date of which the loan was granted until the distribution.
TASE over a period				60 days
Distribute dividends except, description				(i) Formula shareholders' equity attributable to Formula Systems shareholders shall not be less than $290 million, (ii) Formula's net financial indebtedness (financial indebtedness offset by cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 50% of net CAP (defined as financial indebtedness, net, plus shareholders' equity), and (iii) the aggregate amount of distributions from January 1, 2016 shall not exceed the aggregate amount of net oncome for the year ended December 31, 2015 together with 75% of accumulated profits from January 1, 2016 until the respective distribution date and (iv) no event of default shall have occurred
Description of financial covenants				(i) the equity attributable to Formula Systems shareholders , as reported in Formula's annual or quarterly financial statements, shall not be less than $215 million - as of December 31, 2019 Formula equity attributable to Formula Systems shareholders' was approximately $421.6 million, (ii) Formula's net financial indebtedness (financial indebtedness offset by cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 65% of net CAP (defined as financial indebtedness, net, plus total equity) - as of December 31, 2019 Formula's net financial indebtedness was 9.0% of net CAP, (iii) The ratio of Formula's net financial indebtedness to the last twelve-months period EBITDA will not exceed 5 (all based on the Company's quarterly and annual consolidated financial statements) – as of December 31, 2019 the ratio of Formula's net financial indebtedness to EBITDA was 0.41 and (iv) at all times, Formula's cash balance on a stand-alone basis will not be less than the semi annual interest payments for the unpaid principal amount of Series A and Series C Secured Debentures – as of December 31, 2019 Formula's cash balances exceeds the semi annual interest payments amount.
Magic Software [Member]
Commitments and Contingencies [Line Items]
Description of liability to financial institution				(i) Total equity attributable to Magic Software' shareholders shall not be lower than $100 million at all times – as of December 31, 2019 Magic Software shareholders' equity was $248 million; (ii) Magic Software's consolidated cash and cash equivalents and marketable securities available for sale shall not be less than $10 million – as of December 31, 2019 Magic Software's cash and marketable securities available for sale were $89 million; (iii) The ratio of Magic Software's consolidated total financial debts to consolidated total assets will not exceed 50% - as of December 31, 2019 Magic Software's financial debts were 5.4% of total assets; (iv) The ratio of Magic Software's total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25 – as of December 31, 2019 the ratio of Magic Software's net financial indebtedness to EBITDA was negative (-1.7) (cash exceeds indebtedness) ; and (v) Magic Software shall not create any pledge on all of its property and assets in favor of any third party without the financial institution's consent.
NIS [Member] | Series C Secured Debentures [Member]
Commitments and Contingencies [Line Items]
Issued pledged shares par value | ₪	₪ 300,000
Series A Secured Debentures [Member] | Magic [Member]
Commitments and Contingencies [Line Items]
Issued pledged additional shares			3,487,198
Series A Secured Debentures [Member] | NIS [Member]
Commitments and Contingencies [Line Items]
Issued additional private placement of par value | ₪			₪ 150,000
Series A Secured Debentures [Member] | Matrix [Member]
Commitments and Contingencies [Line Items]
Issued pledged additional shares			1,692,954